Revenue - Disclosure Of Changes In Trade Receivables Contract Assets And Contract Liabilities Explanatory (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of changes in trade receivables, contract assets and contract liabilities [line items]
Trade receivables, beginning balance	€ 1,594	€ 205
Trade receivables, additions	19,951	122,781
Trade receivables, deductions	(18,855)	(121,392)
Trade receivables, ending balance	2,690	1,594
Contract assets, beginning balance	710
Contract assets, additions	1,045	121,240
Contract assets, deductions	(1,519)	(120,530)
Contract assets, ending balance	236	710
Contract liabilities, beginning balance	128,486	31,426
Contract liabilities, additions	4,137	111,993
Contract liabilities, deductions	(18,014)	(14,933)
Contract liabilities, ending balance	114,609	128,486
Deferred revenue [member]
Disclosure of changes in trade receivables, contract assets and contract liabilities [line items]
Contract liabilities, beginning balance	128,486	31,426
Contract liabilities, additions	4,137	111,993
Contract liabilities, deductions	(18,014)	(14,933)
Contract liabilities, ending balance	114,609	128,486
Trade receivables [member]
Disclosure of changes in trade receivables, contract assets and contract liabilities [line items]
Trade receivables, beginning balance	1,594	205
Trade receivables, additions	19,951	122,781
Trade receivables, deductions	(18,855)	(121,392)
Trade receivables, ending balance	2,690	1,594
Unbilled receivables [member]
Disclosure of changes in trade receivables, contract assets and contract liabilities [line items]
Contract assets, beginning balance	710
Contract assets, additions	1,045	121,240
Contract assets, deductions	(1,519)	(120,530)
Contract assets, ending balance	€ 236	€ 710